FINANCIAL RISK MANAGEMENT - Exposure To Credit Risk By Geographic Area (Details) $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 29, 2024 USD ($)	Dec. 29, 2024 CAD ($)	Dec. 29, 2024 GBP (£)	Dec. 29, 2024 EUR (€)	Dec. 29, 2024 AUD ($)	Dec. 29, 2024 MXN ($)	Dec. 29, 2024 CNY (¥)	Dec. 29, 2024 BDT (৳)	Dec. 31, 2023 USD ($)
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	$ 553,420								$ 423,663
Allowance for expected credit losses	(11,061)								(11,165)
Trade accounts receivable (note 6)	542,359	$ 27.7	£ 0.0	€ 24.6	$ 3.5	$ 5.6	¥ 0.4	৳ 0.0	412,498
Not past due
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	524,319								399,317
Past due 0-30 days
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	14,782								12,321
Past due 31-60 days
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	7,081								6,150
Past due 61-120 days
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	3,361								2,147
Past due over 121 days
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable	3,877								3,728
United States
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable (note 6)	463,008								355,521
Canada
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable (note 6)	29,242								19,672
Europe and other
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivable (note 6)	$ 50,109								$ 37,305